Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and contingencies
29.	Commitments and contingencies

Operating lease commitments – Group as lessor

As of December 31, 2022 and 2021, the Group, as lessor, has a land lease with Compañía Minera Ares S.A.C. a related party of Inversiones ASPI S.A. This lease is renewable annually, and provided an annual rent expense for the years ended December 31, 2022, 2021 and 2020 of S/1,200,000, S/1,230,000 and S/1,303,000, respectively; see note 27.

Consortium contract –

On December 19, 2022, Distribuidora Norte Pacasmayo S.R.L., subsidiary of the Group, has subscribed a collaboration contract with Flujo Libre S.A.C., with the purpose to participate together in the project “Mejoramiento del Sistema de Pistas y Cerco Perimétrico del Aeropuerto de Piura”. The mentioned contract is valid for a maximum of 2 years and 11 months.

On this matter, the Company has communicated to the tax authority the subscription of the collaboration contract which will not take independent accounting and Distribuidora Norte Pacasmayo S.R.L. will be the contracting party that will act as operator of the contract.

Capital commitments

As of December 31, 2022 and 2021, the Group had no significant capital commitments.

Usufruct Concessions

In December 2013, the Company signed an agreement with a third party, related to the use of the Virrilá concession, to carry out other non-metallic mining activities related to cement production. This agreement has a term of 30 years, with fixed annual payments of US$600,000 for the first three years and variable payments for the rest of the contract. The related expense for the years ended December 31, 2022, 2021 and 2020 amounted to S/9,445,000, S/7,280,000 and S/5,918,000 respectively, and was recognized as part of cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount of S/4.5 for each metric ton of calcareous extracted that is indexed by inflation after the first year of exploitation; the annual royalty may not be less than the equivalent to 850,000 metric tons after the beginning of the fourth year of production.

The Company signed an agreement with two third parties in October 2007, related to usufruct of the Bayovar 4 concession for an indefinite period to extract coquina and other minerals. As consequence, the Group made payments amounting to US$250,000 for each third party for the first five years and variable payments for the rest of the contract. The related expense as of December 31, 2022 and 2021 amounted to S/1,582,000 and S/1,687,000, respectively, and were recognized as part of the cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount of US$5.1 to each third party for every metric ton of calcareous extracted, with the minimum production level for the calculation of 20,000 metric tons every six months following the beginning of the sixth year of production.

Mining royalty

According with the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter. These amounts are estimated based on the unconsolidated financial statements of Cementos Pacasmayo S.A.A. and the subsidiaries affected by this mining royalty, prepared in accordance with IFRS. Mining royalty payments will be deductible for income tax purposes in the fiscal year in which such payments are made.

Mining royalty expense paid to the Peruvian Government for 2022, 2021 and 2020 amounted to S/1,193,000, S/990,000 and S/555,000 respectively, and is recognized as part of the cost of inventory production.

Tax situation

The Company is subject to Peruvian tax law. As of December 31, 2022, 2021 and 2020, the income tax rate is 29.5 percent of the taxable profit after deducting employee participation, which is calculated at a rate of 8 to 10 percent of the taxable income.

For purposes of determining income tax, transfer pricing for transactions with related companies and companies resident in territories with low or no taxation, must be supported with documentation including information on the valuation methods used and the criteria considered for determination. Based on the operations of the Group, Management and its legal advisors believe that as a result of the application of these standards will not result in significant contingencies for the Group as of December 31, 2022 and 2021.

The tax authority has the power to review and, if applicable, adjust the income tax calculated by each company in the four years subsequent after the year of filing the tax return.

The statements of income tax and value added tax corresponding to the years indicated in the attached table are subject to review by the tax authorities:

Years open to review by Tax Authority
	Income tax	Value-added tax
Entity
Cementos Pacasmayo S.A.A.	2018 - 2022	Dec. 2018 - 2022
Cementos Selva S.A.C.	2018 - 2022	Dec. 2018 - 2022
Distribuidora Norte Pacasmayo S.R.L.	2018 - 2022	Dec. 2018 - 2022
Empresa de Transmisión Guadalupe S.A.C.	2018 - 2022	Dec. 2018 - 2022
Salmueras Sudamericanas S.A.	2018 - 2022	Dec. 2018 - 2022
Calizas del Norte S.A.C. (liquidated during 2022)	2018 - 2022	Dec. 2018 - 2022
Soluciones Takay S.A.C.	2019 - 2022	May to Dec.2019 - 2022

Due to possible interpretations that the tax authority may give to legislation in effect, it is not possible to determine whether or not any of the tax audits will result in increased liabilities for the Group. For that reason, tax or surcharge that could arise from future tax audits would be applied to the income of the period in which it is determined. However, in management’s opinion and that of its legal advisors, any possible additional payment of taxes would not have a material effect on the consolidated financial statements as of December 31, 2022.

Environmental matters

The Group’s exploration and exploitation activities are subject to environmental protection standards.

Environmental remediation -

Law No. 28271 regulates environmental liabilities in mining activities. This Law has the objectives of ruling the identification of mining activity’s environmental liabilities and financing the remediation of the affected areas. According to this law, environmental liabilities refer to the impact caused to the environment by abandoned or inactive mining operations.

In compliance with the above-mentioned laws, the Group presented environmental impact studies (EIS), declaration of environmental studies (DES) and Environmental Adaptation and Management Programs (EAMP) for its mining concessions.

The Peruvian authorities approved the EIS and EAMP presented by the Group for its mining concessions and exploration projects. A detail of plans and related expenses approved is presented as follows:

Project unit	Resource	Resolution Number	Year of approval	Program approved	Operating year expense
					2022	2021	2020
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIA	810	713	315
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI	2018	PAMA	299	298	237

					1,109	1,011	552

As of December 31, 2022 and 2021, the Group had no liabilities related to environmental remediation expenses because all were paid before the end of the year.

Quarry rehabilitation provision -

The Law No. 28090 regulates the obligations and procedures that must be met by the holders of mining activities for the preparation, filing and implementation of Quarry Closure Plans, as well as the establishment of the corresponding environmental guarantees to secure fulfillment of the investments that this includes, subject to the principles of protection, preservation and recovery of the environment. In connection with this obligation, as of December 31, 2022 and 2021, the Group maintains a provision for the closing of the quarries exploited by its operations amounting to S/13,377,000 and S/11,036,000, respectively. The Group believes that this liability is adequate to meet the current environmental protection laws approved by the Ministry of Energy and Mines, refer to note 15.

Legal claim contingency

The Group has received claims from third parties in relation with its operations which in aggregate represent S/ 3,447,000. From this total amount, S/ 2,847,000 corresponded to labor claims from former employees, S/596,000 is related to the tax assessments received from the tax administration corresponding to the 2009 tax period, which was reviewed by the tax authority during 2012 and S/4,000 correspond to contentious administrative claims.

The Group has been advised by its legal counsel that it is only possible, but not probable, that these actions will succeed.